DEBT - Schedule of interest rate swaps (Details) - Interest Rate Swap - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022
Interest Rate Swaps
Debt instrument, start maturity date	Sep. 30, 2021
Debt instrument, end maturity date	Jul. 23, 2026
Notional amount	$ 100,000	$ 100,000
Fixed rate	0.875%	0.875%
Variable rate	0.11%	0.46%